OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
OPERATING SEGMENTS
NOTE 21:	OPERATING SEGMENTS

The Group has a single reportable segment as a provider of marketing services.

Geographical information

In presenting information on the basis of geographical segments, segment revenue is based on the geographical location of consumers.

	Year ended December 31
	2023	2022	2021
	USD thousands

America	311,780	303,106	304,686
APAC	6,537	20,031	20,931
EMEA	13,676	12,113	16,328

Total	331,993	335,250	341,945